June 28, 2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk - Stop 1-4

     Re:  Van Kampen American Capital Insured Income Trust,
          Series 44 (Intermediate) and Series 45
          File No. 33-58333   CIK #897144

Ladies/Gentlemen:

   In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the Post-Effective of the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the the Registration Statement was filed electronically with the Commission on June 25, 2001.


                                    Very truly yours,


                                    Van Kampen Funds Inc.